Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Mar-21	Distribution Date	15-Apr-21
Collection Period End	31-Mar-21	30/360 Days	30
Beg. of Interest Period	15-Mar-21	Actual/360 Days	31
End of Interest Period	15-Apr-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	536,541,849.83	474,546,672.83	0.3150983
Total Securities		1,506,027,540.24	536,541,849.83	474,546,672.83	0.3150983
Class A-1 Notes	2.598810%	175,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.710000%	530,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	172,514,309.59	110,519,132.59	0.2529042
Class A-4 Notes	2.780000%	108,000,000.00	108,000,000.00	108,000,000.00	1.0000000
Certificates	0.000000%	256,027,540.24	256,027,540.24	256,027,540.24	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	61,995,177.00	396,782.91	141.8653936	0.9079700
Class A-4 Notes	0.00	250,200.00	0.0000000	2.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	61,995,177.00	646,982.91

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					8,975,658.21
Monthly Interest					4,185,239.77

Total Monthly Payments					13,160,897.98
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					284,330.08
Aggregate Sales Proceeds Advance					10,462,886.74

Total Advances					10,747,216.82
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					67,821,991.30
Excess Wear and Tear and Excess Mileage					318,151.30
Remaining Payoffs					0.00
Net Insurance Proceeds					821,459.89
Residual Value Surplus					8,996,068.31

Total Collections					101,865,785.60

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		18,886,494.00			982
Involuntary Repossession		159,779.00			9
Voluntary Repossession		142,086.00			8
Full Termination		19,066,492.00			1,019
Bankruptcty		—			—
Insurance Payoff			812,344.11		48
Customer Payoff				497,549.01	30
Grounding Dealer Payoff				31,941,886.90	1,816
Dealer Purchase				4,577,913.18	227

Total		38,254,851.00	812,344.11	37,017,349.09	4,139

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	33,909	681,836,133.49	7.00000%	536,541,849.83
Total Depreciation Received		(10,609,260.21)		(8,894,294.94)
Principal Amount of Gross Losses	(65)	(1,128,592.40)		(905,325.81)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(552)	(11,277,208.13)		(8,817,007.22)
Scheduled Terminations	(3,046)	(54,581,416.64)		(43,378,549.03)

Pool Balance - End of Period	30,246	604,239,656.11		474,546,672.83
Remaining Pool Balance
Lease Payment				63,424,220.59
Residual Value				411,122,452.24

Total				474,546,672.83

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	101,865,785.60
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	101,865,785.60
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,162,950.02
3. Reimbursement of Sales Proceeds Advance	16,661,576.10
4. Servicing Fee:
Servicing Fee Due	447,118.21
Servicing Fee Paid	447,118.21
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	18,271,644.33
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	396,782.91
Class A-3 Notes Monthly Interest Paid	396,782.91
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,200.00
Class A-4 Notes Monthly Interest Paid	250,200.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	646,982.91
Total Note and Certificate Monthly Interest Paid	646,982.91
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	82,947,158.36
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	61,995,177.00
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	61,995,177.00
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	20,951,981.36

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			20,951,981.36
Gross Reserve Account Balance			28,482,119.06
Remaining Available Collections Released to Seller			20,951,981.36
Total Ending Reserve Account Balance			7,530,137.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.62
Monthly Prepayment Speed			80%
Lifetime Prepayment Speed			62%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,416,883.65
Securitization Value of Defaulted Receivables and Casualty Receivables		905,325.81	65
Aggregate Defaulted and Casualty Gain (Loss)		511,557.84
Pool Balance at Beginning of Collection Period		536,541,849.83
Net Loss Ratio
Current Collection Period		0.0953%
Preceding Collection Period		0.0138%
Second Preceding Collection Period		0.0460%
Third Preceding Collection Period		0.0629%
Cumulative Net Losses for all Periods		-0.0169%	(254,461.67)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.55%	2,940,166.74	194
61-90 Days Delinquent	0.13%	719,563.14	51
91-120 Days Delinquent	0.05%	273,076.33	20
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.73%	3,932,806.21	265

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.21%
Preceding Collection Period		0.25%	0.28%
Second Preceding Collection Period		0.29%	0.30%
Third Preceding Collection Period		0.23%	0.25%
60 Day Delinquent Receivables		992,639.47
Delinquency Percentage		0.19%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		37,952,986.00	2,001
Securitization Value		29,030,990.75	2,001

Aggregate Residual Value Surplus (Loss)		8,921,995.25

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		402,136,615.69	24,351
Cumulative Securitization Value		345,856,934.09	24,351

Cumulative Residual Value Surplus (Loss)		56,279,681.60

Book Amount of Extensions		449,608.83
Number of Extensions		17

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			19,743,363.35
Reimbursement of Outstanding Advance			16,661,576.10
Additional Advances for current period			10,462,886.74

Ending Balance of Residual Advance			13,544,673.99

Beginning Balance of Payment Advance			1,807,221.39
Reimbursement of Outstanding Payment Advance			1,162,950.02
Additional Payment Advances for current period			284,330.08

Ending Balance of Payment Advance			928,601.45

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO